Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS
Summary of Financial Assets Classified by Type and Category

	12-31-2023
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other receivables	—	1,496,875,382	—	—
Derivative instruments	46,128	—	2,693,292	58,009,661
Other financial assets	—	9,552,991	—	—
Total Current	46,128	1,506,428,373	2,821,146	58,009,661

Equity instruments	—	—	2,326,466	—
Trade and other receivables	—	903,678,141	—	—
Derivative instruments	—	—	—	9,275,919
Total Non-current	—	903,678,141	2,326,466	9,275,919

Total	46,128	2,410,106,514	5,147,612	67,285,580

	12-31-2022
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost	Financial assets at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Equity instruments	—	—	127,854	—
Trade and other receivables	—	1,602,605,620	—	—
Derivative instruments	1,902,642	—	162,288,499	2,230,787
Other financial assets	—	156,773	—	—
Total Current	1,902,642	1,602,762,393	162,416,353	2,230,787

Equity instruments	—	—	2,326,509	—
Trade and other receivables	—	691,147,645	—	—
Derivative instruments	20,382	—	—	57,480,749
Total Non-current	20,382	691,147,645	2,326,509	57,480,749

Total	1,923,024	2,293,910,038	164,742,862	59,711,536

Summary of Financial Liabilities Classified by Type and Category

	12-31-2023
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
		ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	542,220,313	—	—
Trade and other accounts payables	—	1,911,613,832	—	—
Derivative instruments	640	—	15,456,599	72,793,962
Other financial liabilities	—	24,138,193	—	—
Total Current	640	2,477,972,338	15,456,599	72,793,962

Interest-bearing loans	—	1,897,563,167	—	—
Trade and other accounts payables	—	1,630,326,076	—	—
Derivative instruments	—	—	—	6,949,774
Other financial liabilities	—	243,924,027	—	—
Total Non-current	—	3,771,813,270	—	6,949,774

Total	640	6,249,785,608	15,456,599	79,743,736

	12-31-2022
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost	Financial liabilities at fair value through other comprehensive income	Financial derivatives for hedging
	ThCh$	ThCh$	ThCh$	ThCh$
Interest-bearing loans	—	55,977,988	—	—
Trade and other accounts payables	—	2,632,538,771	—	—
Derivative instruments	14,965,265	—	46,937,977	7,593,354
Other financial liabilities	—	19,020,636	—	—
Total Current	14,965,265	2,707,537,395	46,937,977	7,593,354

Interest-bearing loans	—	2,138,411,462	—	—
Trade and other accounts payables	—	1,455,405,575	—	—
Derivative instruments	—	—	—	45,391,794
Other financial liabilities	—	216,664,919	—	—
Total Non-current	—	3,810,481,956	—	45,391,794

Total	14,965,265	6,518,019,351	46,937,977	52,985,148

Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities

	12-31-2023				12-31-2022
	Assets		Liabilities		Assets		Liabilities
	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	1,075,171	—	—	—	21,188	2,629,290	—	—
Cash flow hedge	1,075,171	—	—	—	21,188	2,629,290	—	—
Exchange rate hedge:	56,934,490	9,275,919	72,793,962	6,949,774	2,209,599	54,851,459	7,593,354	45,391,794
Cash flow hedge	56,934,490	9,275,919	72,793,962	6,949,774	2,209,599	54,851,459	7,593,354	45,391,794
Total	58,009,661	9,275,919	72,793,962	6,949,774	2,230,787	57,480,749	7,593,354	45,391,794

	12-31-2023				12-31-2022
	Assets		Liabilities		Assets		Liabilities
Description of Instruments covered	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Finance debt	46,969,512	8,252,744	37,011,496	5,004,408	21,188	56,769,346	488,193	45,391,794
Investments in property, plant & equipment	715,556	229,145	597,382	—	223,983	—	1,816,459	—
Operating income	9,228,335	794,030	34,222,093	1,945,366	1,895,036	711,403	—	—
Other	1,096,258	—	962,991	—	90,580	—	5,288,702	—
TOTAL	58,009,661	9,275,919	72,793,962	6,949,774	2,230,787	57,480,749	7,593,354	45,391,794

Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments

Hedging derivative instruments and their corresponding hedged instruments are shown in the following table:

				Fair value of	Fair value of
Type of	Description	Description	Type	hedged item	hedged item
hedge	of hedged	of hedged	of	12-31-2023	12-31-2022
instrument	risk	item	risk hedged	ThCh$	ThCh$
SWAP	Exchange rate	Unsecured obligations (bonds)	Cash flow	12,131,181	8,260,069
SWAP	Interest rate	Loans with related parties	Cash flow	1,075,171	2,650,478
FORWARD	Exchange rate	Operating income	Cash flow	(26,145,093)	2,606,439
FORWARD	Exchange rate	Investments in property, plant & equipment	Cash flow	347,318	(1,592,476)
FORWARD	Interest rate	Other	Cash flow	133,267	(5,198,122)

Summary of Financial Derivative Transactions Recorded at Fair Value Through Profit or Loss Resulted in the Recognition of Assets and Liabilities

	12-31-2023				12-31-2022
	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities	Current Assets	Current Liabilities	Non-Current Assets	Non-Current Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Non-hedging derivative instrument	46,128	640	—	—	1,014,802	4,948,441	20,382	—
Total	46,128	640	—	—	1,014,802	4,948,441	20,382	—

Summary of Fair Value of Hedging and Non-hedging Derivatives Entered Into by the Group as Well as the Remaining Contractual Maturities

	12-31-2023
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	1,075,171	43,856,000	—	—	—	—	43,856,000
Cash flow hedge	1,075,171	43,856,000	—	—	—	—	43,856,000
Exchange rate hedge:	(13,533,327)	1,490,311,984	188,944,903	—	—	—	1,679,256,887
Cash flow hedge	(13,533,327)	1,490,311,984	188,944,903	—	—	—	1,679,256,887
Derivatives not designated for hedge accounting	45,488	3,707,241	—	—	—	—	3,707,241
Total	(12,412,668)	1,537,875,225	188,944,903	—	—	—	1,726,820,128

	12-31-2022
		Notional Amount
	Fair value	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Total
Financial derivatives	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Interest rate hedge:	2,650,478	—	42,793,000	—	—	—	42,793,000
Cash flow hedge	2,650,478	—	42,793,000	—	—	—	42,793,000
Exchange rate hedge:	4,075,910	322,052,096	364,502,500	53,674,459	—	—	740,229,055
Cash flow hedge	4,075,910	322,052,096	364,502,500	53,674,459	—	—	740,229,055
Derivatives not designated for hedge accounting	(3,913,257)	480,643,867	409,241	—	—	—	481,053,108
Total	2,813,131	802,695,963	407,704,741	53,674,459	—	—	1,264,075,163

Schedule of Financial Assets and Liabilities Measured at Fair Value

		Fair Value Measured at End of Reporting Period Using:
	12-31-2023	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	67,285,580	—	67,285,580	—
Financial derivatives not designated for hedge accounting	46,128	—	46,128	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	—	—	—	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	2,693,291	—	2,693,291	—
Equity instruments at fair value through other comprehensive income	2,454,320	2,326,466	127,854	—
Total	72,479,319	2,326,466	70,152,853	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	79,743,736	—	79,743,736	—
Financial derivatives not designated for hedge accounting	640	—	640	—
Derivatives of commodities designated as cash flow hedges at fair value through profit or loss	—	—	—	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	15,456,599	—	15,456,599	—
Total	95,200,975	—	95,200,975	—

		Fair Value Measured at End of Reporting Period Using:
	12-31-2022	Level 1	Level 2	Level 3
Financial Instruments Measured at Fair Value	ThCh$	ThCh$	ThCh$	ThCh$
Financial Assets:
Financial derivatives designated as cash flow hedges	59,711,536	—	59,711,536	—
Financial derivatives not designated for hedge accounting	1,035,184	—	1,035,184	—
Derivatives of commodities designated as non-hedging of cash flow at fair value through profit or loss	887,840	—	887,840	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	162,288,498	—	162,288,498	—
Equity instruments at fair value through other comprehensive income	2,454,363	2,326,509	127,854	—
Total	226,377,421	2,326,509	224,050,912	—
Financial Liabilities:
Financial derivatives designated as cash flow hedges	52,985,148	—	52,985,148	—
Financial derivatives not designated for hedge accounting	4,948,441	—	4,948,441	—
Derivatives of commodities designated as cash flow hedges at fair value through profit or loss	10,016,824	—	10,016,824	—
Derivatives of commodities designated as cash flow hedges at fair value through other comprehensive income	46,937,977	—	46,937,977	—
Total	114,888,390	—	114,888,390	—